Other Assets	12 Months Ended
Mar. 31, 2011
Other Assets
Other Assets

10.    Other Assets

Other assets at March 31, 2010 and 2011 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Capitalized computer software, net	¥5,081	¥3,905	$46,963
Investments in non-marketable securities	544	639	7,685
Other	4,844	4,895	58,869

Total other assets	¥10,469	¥9,439	$113,517

KONAMI acquired computer software for internal use of ¥1,871 million and ¥1,347 million ($16,200 thousand) in fiscal years 2010 and 2011, respectively.

Capitalized computer software at March 31, 2010 and 2011 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Capitalized computer software, at cost	¥21,071	¥22,428	$269,729
Less—Accumulated amortization	(15,990)	(18,523)	(222,766)

Capitalized computer software, net	¥5,081	¥3,905	$46,963

Amortization expense of computer software for the years ended March 31, 2009, 2010 and 2011 amounted to ¥3,731 million, ¥4,075 million and ¥3,637 million ($43,730 thousand), respectively.

Estimated amortization expense of computer software for the following years is as follows:

Millions of Yen
Year ending March 31,
2012	1,599
2013	1,041
2014	722
2015	365
2016	178

Amortization expense of other intangible assets for the years ended March 31, 2009, 2010 and 2011 amounted to ¥565 million, ¥288 million and ¥122 million ($1,467 thousand), respectively.